Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Weighted-Average Grant Date Fair Value
Income tax benefit	$ 47,659	$ 14,008	$ 42,546
Restricted Stock Units (RSUs)
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Stock-based compensation expense	17,852	12,393	12,243
Total fair value of shares vested	12,488	8,642	20
Number of Shares
Nonvested June 30, 2011 (in shares)	450,941
Granted (in shares)	220,232
Vested (in shares)	(193,143)
Canceled (in shares)	(11,789)
Nonvested June 30, 2012 (in shares)	466,241	450,941
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 65.69
Granted	$ 81.90
Vested	$ 64.66
Canceled	$ 74.50
Nonvested June 30, 2012	$ 73.55	$ 65.69
Income tax benefit	$ 976	$ 1,673